Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary Of Detailed Information About Inventories
Inventories consisted of the following:

December 31,	2023	2022

Direct materials	$92,132	$107,575

Repair and distribution parts	152,282	136,876

Work-in-progress	119,254	98,297

Equipment	25,730	26,550

Total inventories	$389,398	$369,298

December 31,	2023	2022

Work-in-progress related to finance leases	$-	$41,986